Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 74	$ 72	$ 137
Minimum [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	81 years